[GRAPHIC OMITTED]


Select*Life VARIABLE ACCOUNT


SEMI-ANNUAL REPORT
FOR THE PERIOD ENDED
JUNE 30, 1997
(UNAUDITED)


This report provides information to ReliaStar Life Insurance Company's Select*Life Policy Owners. If it is used for any other purpose, it must be accompanied or preceded by a current ReliaStar Select*Life Variable Account Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for Northstar, Fidelity's Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP
II) and Putnam Variable Trust.



                                                    Select*Life VARIABLE ACCOUNT
                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                            June 30, 1997
                                             (In Thousands, Except Share and Unit Data)
                                                            (UNAUDITED)


                                                          FIDELITY'S VIP    FIDELITY'S VIP    FIDELITY'S VIP   FIDELITY'S VIP
                                                           MONEY MARKET       HIGH INCOME      EQUITY-INCOME       GROWTH
ASSETS:                                                      PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
-------                                                      ---------         ---------         ---------        ---------
Investments in mutual funds at market value:

FIDELITY'S VIP AND VIP II:
   Money Market Portfolio
     10,906,709 shares (cost $10,907)                           $10,907
   High Income Portfolio
     1,381,012 shares (cost $15,815)                                             $17,166
   Equity-Income Portfolio
     3,280,149 shares (cost $54,406)                                                               $72,360
   Growth Portfolio
     2,724,136 shares (cost $66,547)                                                                                $93,165
   Overseas Portfolio
     1,453,769 shares (cost $24,075)
   Asset Manager Portfolio
     1,980,697 shares (cost $29,172)
   Investment Grade Bond Portfolio
     288,824 shares (cost $3,365)
   Index 500 Portfolio
     135,438 shares (cost $11,209)
   Contrafund Portfolio
     918,179 shares (cost $14,084)

PUTNAM VARIABLE TRUST:
   Putnam VT Diversified Income Fund
     149,900 shares (cost $1,602)
   Putnam VT Growth and Income Fund
     680,988 shares (cost $15,301)
   Putnam VT Utilities Growth and Income Fund
     131,047 shares (cost $1,695)
   Putnam VT Voyager Fund
     1,170,864 shares (cost $35,010)
   Putnam VT Asia Pacific Growth Fund
     201,415 shares (cost $2,153)
   Putnam VT New Opportunities Fund
     876,576 shares (cost $15,105)

NORTHSTAR'S:
   Income and Growth Fund
     72,049 shares (cost $855)
   Multi-Sector Bond Fund
     73,241 shares (cost $381)
                                                             ----------       ----------        ----------       ----------
   Total Assets                                                 $10,907          $17,166           $72,360          $93,165
                                                             ==========        =========        ==========       ==========



LIABILITIES AND POLICYOWNERS' EQUITY:

Due to ReliaStar Life Insurance Company
   for accrued mortality and expense risk:                           $1               $8               $30              $42
Policyowners' Equity:                                            10,906           17,158            72,330           93,123
                                                             ----------       ----------        ----------       ----------
   Total Liabilities and Policyowners' Equity                   $10,907          $17,166           $72,360          $93,165
                                                             ==========        =========        ==========       ==========

   Units Outstanding:                                       905,951.065      874,817.071     2,874,813.278    3,771,706.078

Net Asset Value per Unit:
       Select*Life I                                         $16.247809       $27.527545        $31.982454       $33.441647
       Select*Life Series 2000                               $11.939944       $14.462341        $19.152753       $17.663198




 The accompanying notes are an integral part of the financial statements.



                                                STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                                                                 (UNAUDITED)




                                   FIDELITY'S VIP II
 FIDELITY'S VIP   FIDELITY'S VIP II   INVESTMENT     FIDELITY'S VIP II FIDELITY'S VIP II
    OVERSEAS        ASSET MANAGER     GRADE BOND         INDEX 500        CONTRAFUND
    PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO
    ---------         ---------        ---------         ---------         ---------











       $29,134

                        $32,880

                                           $3,420

                                                           $14,034

                                                                             $16,463




















    ----------       ----------        ----------       ----------        ----------
       $29,134          $32,880            $3,420          $14,034           $16,463
    ==========        =========        ==========       ==========        ==========





           $10              $13                $1               $4                $-
        29,124           32,867             3,419           14,030            16,463
    ----------       ----------        ----------       ----------        ----------
       $29,134          $32,880            $3,420          $14,034           $16,463
    ==========        =========        ==========       ==========        ==========

 1,700,476.614    1,965,801.774       259,877.697      682,001.586       996,926.350


    $21.029374       $19.688067        $14.990182       $21.221086                $-
    $14.575714       $13.898501        $11.957852       $20.424815        $16.540851

    The accompanying notes are an integral part of the financial statements.




                                                    Select*Life VARIABLE ACCOUNT
                                           STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                                                            June 30, 1997
                                             (In Thousands, Except Share and Unit Data)
                                                            (UNAUDITED)


                                                             PUTNAM VT         PUTNAM VT         PUTNAM VT
                                                            DIVERSIFIED       GROWTH AND     UTILITIES GROWTH     PUTNAM VT
                                                              INCOME            INCOME          AND INCOME         VOYAGER
ASSETS:                                                        FUND              FUND              FUND             FUND
-------                                                        ----              ----              ----             ----
Investments in mutual funds at market value:

FIDELITY'S VIP AND VIP II:
    Money Market Portfolio
     10,906,709 shares (cost $10,907)
    High Income Portfolio
     1,381,012 shares (cost $15,815)
    Equity-Income Portfolio
     3,280,149 shares (cost $54,406)
    Growth Portfolio
     2,724,136 shares (cost $66,547)
    Overseas Portfolio
     1,453,769 shares (cost $24,075)
    Asset Manager Portfolio
     1,980,697 shares (cost $29,172)
    Investment Grade Bond Portfolio
     288,824 shares (cost $3,365)
    Index 500 Portfolio
     135,438 shares (cost $11,209)
    Contrafund Portfolio
     918,179 shares (cost $14,084)

PUTNAM VARIABLE TRUST:
   Putnam VT Diversified Income Fund
     149,900 shares (cost $1,602)                                $1,616
   Putnam VT Growth and Income Fund
     680,988 shares (cost $15,301)                                               $17,985
   Putnam VT Utilities Growth and Income Fund
     131,047 shares (cost $1,695)                                                                   $1,888
   Putnam VT Voyager Fund
     1,170,864 shares (cost $35,010)                                                                                $40,348
   Putnam VT Asia Pacific Growth Fund
     201,415 shares (cost $2,153)
   Putnam VT New Opportunities Fund
     876,576 shares (cost $15,105)

NORTHSTAR'S:
   Income and Growth Fund
     72,049 shares (cost $855)
   Multi-Sector Bond Fund
     73,241 shares (cost $381)
                                                             ----------       ----------        ----------       ----------
   Total Assets                                                  $1,616          $17,985            $1,888          $40,348
                                                             ==========        =========         =========       ==========



LIABILITIES AND POLICYOWNERS' EQUITY:

Due to ReliaStar Life Insurance Company
   for accrued mortality and expense risks:                          $-               $1                $-               $3
Policyowners' Equity:                                             1,616           17,984             1,888           40,345
                                                             ----------       ----------        ----------       ----------
    Total Liabilities and Policyowners' Equity                   $1,616          $17,985            $1,888          $40,348
                                                             ==========        =========         =========       ==========

    Units Outstanding:                                      126,903.995      927,543.981       122,610.169    2,232,456.337

Net Asset Value per Unit:
       Select*Life I                                         $12.841247       $19.222576        $15.511160       $18.245421
       Select*Life Series 2000                               $12.667739       $19.320646        $15.261931       $18.041831


    The accompanying notes are an integral part of the financial statements.


                                                              STATEMENT OF ASSETS AND LIABILITIES, CO
                                                                               (UNAUDITED)





                  PUTNAM VT         PUTNAM VT       NORTHSTAR'S
                ASIA PACIFIC           NEW            INCOME          NORTHSTAR'S
                   GROWTH         OPPORTUNITIES     AND GROWTH     MULTI-SECTOR BOND
                    FUND              FUND             FUND              FUND              TOTAL
                    ----              ----             ----              ----              -----


                                                                                           $10,907

                                                                                            17,166

                                                                                            72,360

                                                                                            93,165

                                                                                            29,134

                                                                                            32,880

                                                                                             3,420

                                                                                            14,034

                                                                                            16,463



                                                                                             1,616

                                                                                            17,985

                                                                                             1,888

                                                                                            40,348

                      $2,318                                                                 2,318

                                      $16,611                                               16,611



                                                           $904                                904

                                                                            $382               382
                  ----------       ----------        ----------       ----------        ----------
                      $2,318          $16,611              $904             $382          $371,581
                  ==========       ==========         =========       ==========          ========






                          $-               $3                $-               $-              $116
                       2,318           16,608               904              382           371,465
                  ----------       ----------        ----------       ----------        ----------
                      $2,318          $16,611              $904             $382          $371,581
                  ==========       ==========         =========       ==========          ========

                 193,588.489    1,015,275.796        59,474.810       27,496.920


                          $-               $-                $-               $-
                  $11.917184       $16.336197        $15.105638       $13.586101



    The accompanying notes are an integral part of the financial statements.




                          Select*Life VARIABLE ACCOUNT
                      STATEMENT OF OPERATIONS AND CHANGES
                            IN POLICYOWNERS' EQUITY
                                 (In Thousands)
                                  (UNAUDITED)


                                                  PERIOD ENDED         YEAR ENDED            YEAR ENDED
                                                     JUNE 30,          DECEMBER 31,          DECEMBER 31
                                                      1997                1996                  1995
                                                ---------------       -----------            -----------
Net investment income:
  Reinvested dividend income ...............        $7,486                $2,990              $ 2,259
  Reinvested capital gains .................        12,187                 8,110                1,456
  Mortality and expense risk charge .......         (1,230)               (1,935)              (1,186)
                                                 ---------             ---------            ---------
    Net investment income and capital gains         18,443                 9,165                2,529
                                                 ---------             ---------            ---------
Realized and unrealized gains:
  Net realized gains on
    redemptions of fund shares .............         1,757                 3,085                1,345
  Increase in unrealized
    appreciation of investments ............        19,940                15,731               27,857
                                                 ---------             ---------            ---------
    Net realized and unrealized gains .....         21,697                18,816               29,202
                                                 ---------             ---------            ---------
         Net additions from operations .....        40,140                27,981               31,731
                                                 ---------             ---------            ---------
Policyowner transactions:
  Net premium payments .....................        65,668               108,108               66,506
  Transfers (to) from Fixed Accounts .......            (1)                   95                 (401)
  Policy loans .............................        (1,859)               (2,266)              (1,582)
  Loan collateral interest crediting .......           124                   174                  101
  Surrenders ...............................        (3,925)               (5,080)              (3,576)
  Death benefits ...........................          (420)                 (203)                (220)
  Cost of insurance charges ................       (12,367)              (19,202)             (12,860)
  Death benefit guarantee charges ..........          (221)                 (459)                (488)
  Monthly expense charges ..................        (1,947)               (2,932)              (1,831)


                                                 ---------             ---------            ---------
    Net additions for policyowner transactions      45,052                78,235               45,649
                                                 ---------             ---------            ---------
         Net additions for the period.......        85,192               106,216               77,380

Policyowners' Equity, beginning of the year        286,273               180,057              102,677
                                                 ---------             ---------            ---------
Policyowners' Equity, end of the period ....      $371,465              $286,273             $180,057
                                                  ========              ========             ========

    The accompanying notes are an integral part of the financial statements.

                          Select*Life VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1.   SUMMARY OF SIGNIFICANT  ACCOUNTING  POLICIES:
ORGANIZATION AND CONTRACTS:
ReliaStar Select*Life Variable Account (the "Account") is a separate account of ReliaStar Life Insurance Company ("ReliaStar Life"), a wholly owned subsidiary of ReliaStar Financial Corp (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

Payments received under the contracts are allocated to Sub-Accounts of the Account, each of which invested in one of the Funds listed below during the year:

   FIDELITY'S VIP AND VIP II:               PUTNAM VARIABLE TRUST:                        NORTHSTAR FUNDS:
   --------------------------               ----------------------                        ----------------
   Money Market Portfolio                   Putnam VT Diversified Income Fund             Income and Growth Fund
   High Income Portfolio                    Putnam VT Growth and Income Fund              Multi-Sector Bond Fund
   Equity-Income Portfolio                  Putnam VT Utilities Growth and Income Fund
   Growth Portfolio                         Putnam VT Voyager Fund
   Overseas Portfolio                       Putnam VT Asia Pacific Growth Fund
   Asset Manager Portfolio                  Putnam VT New Opportunities Fund
   Investment Grade Bond Portfolio
   Index 500 Portfolio
   Contrafund Portfolio

Northstar Investment Management Corporation, an affiliate of ReliaStar Life, is the investment adviser for the two Northstar Funds and is paid fees for its services by the Northstar Funds. Fidelity Management & Research Company is the investment adviser for Fidelity's VIP and VIP II and is paid for its services by the VIP and VIP II Portfolios. Putnam Investment Management, Inc. is the investment adviser for Putnam Variable Trust and is paid fees for its services by the Putnam Variable Trust. On May 3, 1993, ReliaStar Life added the Sub-Account investing in the VIP II Index 500 Portfolio. On January 1, 1994, Sub-Accounts investing in Putnam VT Diversified Income Fund, Putnam VT Growth and Income Fund, Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund were made available through the Select*Life Series 2000 policies and on May 2, 1994, Sub-Accounts investing in these Putnam Variable Trust Funds were made available to Select*Life I policies. On December 30, 1994, Sub-Accounts investing in the Northstar Funds were made available to Select*Life Series 2000 policies. On April 30, 1995 Sub-Accounts investing in the VIP II
Contrafund Portfolio, Putnam VT Asia Pacific Growth Fund and Putnam VT New Opportunities Fund were made available to Select*Life Series 2000 policies.

SECURITIES VALUATION AND TRANSACTIONS:
The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs. Net investment income and realized and unrealized gain (loss) on investments of each Sub-Account are allocated to the Policies on each valuation date based on each policy's pro-rata share of the net assets of each Sub-Account as of the beginning of the valuation period.

2.   FEDERAL INCOME TAXES:
Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or ReliaStar Life.

3.   POLICY CHARGES:
Certain charges are made by ReliaStar Life to Policyowners' Variable Accumulation Values in the Account in accordance with the terms of the Policies. These charges may include: Cost of Insurance, computed as set forth in the Policies; a Monthly Expense Charge as set forth in the Policies: Death Benefit Guarantee Charge; Optional Insurance benefit charges based upon the policy terms for optional benefits; and Surrender Charges and Sales Charge Refunds, as set forth in the Policies.

4.   RELIASTAR LIFE'S SELECT FUNDS:
On May 1, 1995, Select Capital Growth Fund, Inc. ("SCG") and Select Managed Fund, Inc. ("SMF") were liquidated, and Policy Owners' values in the Sub-Accounts investing in SCG and SMF were transferred to the Sub-Accounts investing in shares of the VIP Growth Portfolio and VIP II Asset Manager Portfolio, respectively.

5.   INVESTMENTS:
The net realized gains (losses) on redemptions of fund shares during the period ended June 30, 1997 and the years ended December 31, 1996 and 1995 were as follows, (in thousands):



                                                                                     SELELCT CAPITAL
                                                                                          GROWTH
                                         TOTAL                                          FUND, INC.
                    -------------------------------------------------   ------------------------------------------------
                    Period ended      Year ended        Year ended      Period ended       Year ended        Year ended
                      June 30,         Dec. 31,          Dec. 31,         June 30,          Dec. 31,          Dec. 31,
                        1997             1996              1995             1997              1996              1995
                     -----------       -----------      -----------       -----------       -----------      -----------
Proceeds from
  redemptions ......      $9,847           $19,497          $18,128                $-                $-           $2,470
Cost ...............       8,090            16,412           16,783                 -                 -            2,608
                     -----------       -----------      -----------       -----------       -----------      -----------
Net realized gains
   (losses) on
   redemptions of
   fund shares .....      $1,757            $3,085         $  1,345                $-                $-            ($138)
                      ==========       ============     ===========       ===========        ==========       ===========





                        SELECTED                                    FIDELITY' VIP
                         MANAGED                                     MONEY MARKET
                         FUND, INC.                                   PORTFOLIO
-----------------------------------------------------     -----------------------------------------------
     Period ended       Year ended       Year ended       Period ended      Year ended        Year ended
       June 30,          Dec. 31,         Dec. 31,          June 30,         Dec. 31,          Dec. 31,
         1997              1996             1995              1997             1996              1995
       -----------      -----------       -----------      -----------       -----------       -----------

                $-               $-            $4,660           $4,061            $7,266            $2,499
                 -                -             4,677            4,061             7,266             2,499
       -----------      -----------       -----------      -----------       -----------       -----------



                $-               $-              ($17)              $-                $-               $ -

        ==========       ============      ===========      ===========        ==========       ===========




                                    FIDELITY'S VIP                                       FIDELITY'S VIP
                                      HIGH INCOME                                         EQUITY INCOME
                                       PORTFOLIO                                            PORTFOLIO
                    ----------------------------------------------      -----------------------------------------------

                    Period ended      Year ended        Year ended      Period ended       Year ended        Year ended
                      June 30,         Dec. 31,          Dec. 31,         June 30,          Dec. 31,          Dec. 31,
                        1997             1996              1995             1997              1996              1995
                     -----------       -----------      -----------       -----------       -----------      -----------
Proceeds from
  redemptions ......        $855            $1,328           $1,149            $1,261            $2,160           $1,111
Cost ...............         768             1,166              947               693             1,348              821
                     -----------       -----------      -----------       -----------       -----------      -----------
Net realized gains
  on redemptions of
  fund shares ......         $87              $162             $202              $568              $812             $290
                      ==========       ============     ===========       ===========        ==========       ===========



                   FIDELITY'S VIP                                      FIDELITY'S VIP
                       GROWTH                                             OVERSEAS
                      PORTFOLIO                                           PORTFOLIO
  ------------------------------------------------     -----------------------------------------------
   Period  ended      Year ended        Year ended     Period ended       Year ended       Year ended
       June 30,         Dec. 31,          Dec. 31,      June 30,          Dec. 31,         Dec. 31,
      1997              1996             1995              1997             1996              1995
    -----------      -----------       -----------      -----------       -----------       -----------

           $961           $2,114              $967             $728            $1,483            $1,486
            403            1,134               538              489             1,129             1,219
    -----------      -----------       -----------      -----------       -----------       -----------


           $558             $980              $429             $239              $354            $  267
     ==========      ============      ===========      ===========        ==========       ===========




                                   FIDELITY'S VIP II                                    FIDELITY'S VIP II
                                     ASSET MANAGER                                      INVESTMENT GRADE
                                       PORTFOLIO                                         BOND PORTFOLIO
                          --------------------------    ---------------------------------------------------------------

                    Period ended      Year ended        Year ended      Period ended       Year ended        Year ended
                      June 30,         Dec. 31,          Dec. 31,         June 30,          Dec. 31,          Dec. 31,
                        1997             1996              1995             1997              1996              1995
                     -----------       -----------      -----------       -----------       -----------      -----------
Proceeds from
  redemptions ......        $740            $1,703           $2,494              $194              $483             $329
Cost ...............         664             1,534            2,326               189               471              327
                     -----------       -----------      -----------       -----------       -----------      -----------
Net realized gains
  on redemptions of
  fund shares ......         $76              $169             $168                $5               $12               $2
                      ==========       ============     ===========       ===========        ==========       ===========



                     FIDELITY'S VIP II                                   FIDELITY'S VIP II
                         INDEX 500                                          CONTRAFUND
                         PORTFOLIO                                        BOND PORTFOLIO
     ----------------------------------------------       ----------------------------------------------

     Period ended       Year ended       Year ended       Period ended      Year ended        Year ended
       June 30,          Dec. 31,         Dec. 31,          June 30,         Dec. 31,          Dec. 31,
         1997              1996             1995              1997             1996              1995
       -----------      -----------       -----------      -----------       -----------       -----------
               $82             $261              $208             $122              $235               $92
                50              181               168               96               210                79
       -----------      -----------       -----------      -----------       -----------       -----------


               $32              $80               $40              $26               $25               $13
        ==========     ============       ===========      ===========        ==========       ===========






                                       PUTNAM VT                                            PUTNAM VT
                                  DIVERSIFIED INCOME                                    GROWTH AND INCOME
                                         FUND                                                 FUND
                     ---------------------------------------------     -----------------------------------------------

                    Period ended      Year ended        Year ended      Period ended       Year ended        Year ended
                      June 30,         Dec. 31,          Dec. 31,         June 30,          Dec. 31,          Dec. 31,
                        1997             1996              1995             1997              1996              1995
                     -----------       -----------      -----------       -----------       -----------      -----------
Proceeds from
  redemptions ......        $134              $293              $40              $233              $464             $102
Cost................         125               283               38               162               339               85
                     -----------       -----------      -----------       -----------       -----------      -----------
Net realized gains
  on redemptions of
  fund shares ......          $9               $10             $  2               $71              $125            $  17
                      ==========       ============     ===========       ===========        ==========       ===========



                     PUTNAM VT                                           PUTNAM VT
            UTILITIES GROWTH AND INCOME                                   VOYAGER
                       FUND                                                FUND
 ----------------------------------------------       --------------------------------------------------
 Period ended       Year ended       Year ended       Period ended      Year ended        Year ended
   June 30,          Dec. 31,         Dec. 31,          June 30,         Dec. 31,          Dec. 31,
     1997              1996             1995              1997             1996              1995
   -----------      -----------       -----------      -----------       -----------       -----------
           $71             $354              $184             $193              $517              $154
            54              283               164              136               348               126
   -----------      -----------       -----------      -----------       -----------       -----------


           $17              $71             $  20              $57              $169             $  28
    ==========     ============       ===========      ===========        ==========       ===========




                                       PUTNAM VT                                            PUTNAM VT
                                     ASIA PACIFIC                                       NEW OPPORTUNITIES
                                      GROWTH FUND                                             FUND
                    -----------------------------------------------     ----------------------------------------------

                    Period ended      Year ended        Year ended      Period ended       Year ended       Year ended
                      June 30,         Dec. 31,          Dec. 31,         June 30,          Dec. 31,         Dec. 31,
                        1997             1996              1995             1997              1996             1995
                     -----------       -----------      -----------       -----------       -----------      -----------
Proceeds from
  redemptions ......         $63              $259              $23               $47              $517             $113
Cost ...............          59               245               23                42               418               91
                     -----------       -----------      -----------       -----------       -----------      -----------
Net realized gains
  on redemptions of
  fund shares ......          $4               $14               $-                $5               $99            $  22
                      ==========       ============     ===========       ===========        ==========       ===========



                      NORTHSTAR'S                                         NORTHSTAR'S
                   INCOME AND GROWTH                                   MULTI-SECTOR BOND
                         FUND                                                FUND
  -------------------------------------------------     -----------------------------------------------

   Period ended       Year ended       Year ended       Period ended      Year ended        Year ended
     June 30,          Dec. 31,         Dec. 31,          June 30,         Dec. 31,          Dec. 31,
       1997              1996             1995              1997             1996              1995
     -----------      -----------       -----------      -----------       -----------       -----------
             $36              $30                $3              $66               $30               $44
              34               28                 3               65                29                44
     -----------      -----------       -----------      -----------       -----------       -----------


              $2               $2                $-               $1                $1                $-
      ==========     ============       ===========       ===========       ==========       ===========




                                                    Select*Life VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                            (UNAUDITED)

6.   POLICYOWNERS' TRANSACTIONS:
Unit transactions in each Sub-Account for the period ended June 30, 1997 and the years ended December 31, 1996 and 1995 were as follows:




                                                SELECT CAPITAL                                SELECT
                                                    GROWTH                                    MANAGED
                                                  FUND, INC.                                FUND, INC.
                                   ---------------------------------------   ---------------------------------------

                                   Period ended   Year ended    Year ended   Period ended   Year ended    Year ended
                                     June 30,      Dec. 31,      Dec. 31,      June 30,      Dec. 31,      Dec. 31,
                                       1997          1996          1995          1997          1996          1995
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year...........              -              -   157,399.779             -             -   286,168.977
Units purchased ...............              -              -     9,126.623             -             -    12,895.412
Units redeemed ................              -              -    (7,913.917)            -             -   (10,403.233)
Units transferred between
   Sub-Accounts and/or
   Fixed Account...............              -              -  (158,612.485)            -             -  (288,661.156)
                                   -----------    -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of period ..............              -              -             -             -             -             -
                                    ===========   ===========   ===========   ===========  =============  ============




                FIDELITY'S VIP                            FIDELITY'S VIP                             FIDELITY'S VIP
                 MONEY MARKET                               HIGH INCOME                               EQUITY-INCOME
                   PORTFOLIO                                 PORTFOLIO                                  PORTFOLIO
   ----------------------------------------  ----------------------------------------   ---------------------------------------

   Period ended   Year ended    Year ended   Period ended   Year ended     Year ended   Period ended   Year ended    Year ended
     June 30,      Dec. 31,      Dec. 31,      June 30,      Dec. 31,       Dec. 31,      June 30,      Dec. 31,      Dec. 31,
       1997          1996          1995          1997          1996           1995          1997          1996          1995
    -----------   -----------   -----------   -----------   -----------    -----------   -----------   -----------   -----------

    654,425.374   454,516.667   240,089.964   773,942.356   577,083.123   397,251.963 2,622,030.390 2,023,713.030 1,463,010.155
    503,731.915   680,738.566   409,244.895   168,186.946   307,417.472   262,813.321   423,318.572   931,595.789   749,089.473
   (103,239.168)  (88,518.792)  (51,202.041)  (63,418.996)  (91,762.343)  (82,813.141) (163,989.522) (293,135.228) (256,323.181)


   (148,967.056) (392,311.067) (143,616.151)   (3,893.235)  (18,795.895)     (169.020)   (6,546.162)  (40,143.201)   67,936.583
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

    905,951.065   654,425.374   454,516.667   874,817.071   773,942.356   577,083.123 2,874,813.278 2,622,030.390 2,023,713.030
    ===========   ===========   ===========   ===========   ===========   =========== ============= ============= =============



                                                FIDELITY'S VIP                            FIDELITY'S VIP
                                                    GROWTH                                   OVERSEAS
                                                   PORTFOLIO                                 PORTFOLIO
                                    --------------------------------------   ---------------------------------------

                                   Period ended   Year ended    Year ended   Period ended   Year ended    Year ended
                                     June 30,      Dec. 31,      Dec. 31,      June 30,      Dec. 31,      Dec. 31,
                                       1997          1996          1995          1997          1996          1995
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year.........    3,452,718.980  2,622,289.757 1,761,649.810 1,536,316.506 1,229,928.330   900,424.038
Units purchased .............      564,484.778  1,248,929.016 1,030,790.587   255,651.238   536,747.626   617,148.362
Units redeemed ..............     (242,570.232)  (429,120.324) (342,106.549)  (99,300.642) (188,865.914) (177,939.623)
Units transferred between
   Sub-Accounts and/or
   Fixed Account.............       (2,927.448)    10,620.532   171,955.909     7,809.512   (41,493.536) (109,704.447)
                                   -----------    -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of period............     3,771,706.078  3,452,718.980 2,622,289.757 1,700,476.614 1,536,316.506 1,229,928.330
                                 =============  ============= ============= ============= ============= =============






             FIDELITY'S VIP II                         FIDELITY'S VIP II                          FIDELITY'S VIP II
               ASSET MANAGER                           INVESTMENT GRADE                               INDEX 500
                 PORTFOLIO                              BOND PORTFOLIO                                PORTFOLIO
 ---------------------------------------  -----------------------------------------   ---------------------------------------

 Period ended   Year ended    Year ended   Period ended   Year ended     Year ended   Period ended   Year ended    Year ended
   June 30,      Dec. 31,      Dec. 31,      June 30,      Dec. 31,       Dec. 31,      June 30,      Dec. 31,      Dec. 31,
     1997          1996          1995          1997          1996           1995          1997          1996          1995
  -----------   -----------   -----------   -----------   -----------    -----------   -----------   -----------   -----------

1,892,481.312 1,704,151.254 1,132,373.018   247,189.999   214,771.624   153,890.893   441,948.368   181,509.017    70,686.713
  215,675.301   516,081.976   711,584.303    36,490.521    83,199.869    89,695.793   194,862.990   235,038.604   108,548.505
 (114,906.054) (233,834.183) (245,931.324)  (14,040.601)  (26,334.967)  (25,144.781)  (37,407.349)  (42,862.946)  (20,962.032)


  (27,448.785)  (93,917.735)  106,125.257    (9,762.222)  (24,446.527)   (3,670.281)   82,597.577    68,263.694    23,235.831
  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

1,965,801.774 1,892,481.312 1,704,151.254   259,877.697   247,189.999   214,771.624   682,001.586   441,948.368   181,509.017
============= ============= =============   ===========   ===========   ===========   ===========   ===========   ===========





                                               FIDELITY'S VIP II                             PUTNAM VT
                                                  CONTRAFUND                            DIVERSIFIED INCOME
                                                   PORTFOLIO                                   FUND
                                   ---------------------------------------   ---------------------------------------

                                   Period ended   Year ended    Year ended   Period ended   Year ended    Year ended
                                     June 30,      Dec. 31,      Dec. 31,      June 30,      Dec. 31,      Dec. 31,
                                       1997          1996          1995          1997          1996          1995
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year.........      686,514.792    160,147.180             -   112,611.941    70,401.445    25,076.593
Units purchased .............      368,287.477    558,061.891   131,616.362    30,441.166    60,427.261    37,489.819
Units reedeemed .............      (71,365.996)   (83,680.846)  (12,028.370)   (7,483.410)  (11,808.045)   (7,437.939)
Units transferred between
   Sub-Accounts and/or
   Fixed Account ............       13,490.077     51,986.567    40,559.188    (8,665.702)   (6,408.720)   15,272.972
                                   -----------    -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of period.............      996,926.350    686,514.792   160,147.180   126,903.995   112,611.941    70,401.445
                                   ===========    ===========   ===========   ===========   ===========    ==========



                 PUTNAM VT                                 PUTNAM VT                                  PUTNAM VT
             GROWTH AND INCOME                       UTILITIES GROWTH AND                              VOYAGER
                   FUND                                   INCOME FUND                                   FUND
----------------------------------------   ----------------------------------------   ---------------------------------------

 Period ended   Year ended    Year ended   Period ended   Year ended     Year ended   Period ended   Year ended    Year ended
   June 30,      Dec. 31,      Dec. 31,      June 30,      Dec. 31,       Dec. 31,      June 30,      Dec. 31,      Dec. 31,
     1997          1996          1995          1997          1996           1995          1997          1996          1995
  -----------   -----------   -----------   -----------   -----------    -----------   -----------   -----------   -----------

  691,973.875   282,045.753    64,421.965   107,970.108    81,748.531    46,807.467 1,750,710.230   781,013.273   199,880.663
  260,654.678   406,240.138   209,131.345    23,221.155    52,797.542    47,951.821   619,790.093 1,040,657.483   611,602.541
  (56,527.128)  (74,223.988)  (32,341.113)   (8,004.432)  (16,817.701)  (10,123.479) (158,911.697) (220,017.675) (101,392.794)


   31,442.556    77,911.972    40,833.556      (576.662)   (9,758.265)   (2,887.278)   20,867.711   149,057.148    70,922.863
  -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------

  927,543.981   691,973.875   282,045.753   122,610.169   107,970.108    81,748.531 2,232,456.337 1,750,710.230   781,013.273
  ===========   ===========   ===========   ===========   ===========    ========== ============= =============   ===========





                                                   PUTNAM VT                                 PUTNAM VT
                                              ASIA PACIFIC GROWTH                        NEW OPPORTUNITIES
                                                     FUND                                      FUND
                                   ---------------------------------------   ---------------------------------------

                                   Period ended   Year ended    Year ended   Period ended   Year ended    Year ended
                                     June 30,      Dec. 31,      Dec. 31,      June 30,      Dec. 31,      Dec. 31,
                                       1997          1996          1995          1997          1996          1995
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year.........      144,086.091     29,436.771             -   681,263.859   110,223.166             -
Units purchased .............       60,264.701    111,743.026    25,202.823   400,906.853   536,749.300    86,605.419
Units redeemed ..............      (12,220.487)   (15,459.659)   (2,640.223)  (76,403.993)  (71,815.080)   (8,233.093)
Units transferred between
   Sub-Accounts and/or
   Fixed Account ............        1,458.184     18,365.954     6,874.171     9,509.077   106,106.472    31,850.840
                                   -----------    -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of period.............      193,588.489    144,086.091    29,436.771 1,015,275.796   681,263.859   110,223.166
                                   ===========    ===========    ========== =============   ===========   ===========





                   NORTHSTAR'S                               NORTHSTAR'S
                INCOME AND GROWTH                         MULTI-SECTOR BOND
                      FUND                                      FUND
    ---------------------------------------   ----------------------------------------

    Period ended   Year ended    Year ended   Period ended   Year ended     Year ended
      June 30,      Dec. 31,      Dec. 31,      June 30,      Dec. 31,       Dec. 31,
        1997          1996          1995          1997          1996           1995
     -----------   -----------   -----------   -----------   -----------    -----------
      42,551.251     8,746.326             -    22,576.638     9,904.096             -
      21,879.087    33,180.420     6,057.272     8,237.595    10,103.684     3,255.666
      (4,900.748)   (3,841.706)     (537.367)   (2,912.955)   (1,468.579)     (424.093)


         (54.780)    4,466.211     3,226.421      (404.358)    4,037.437     7,072.523
     -----------   -----------   -----------   -----------   -----------   -----------

      59,474.810    42,551.251     8,746.326    27,496.920    22,576.638     9,904.096
      ==========    ==========     =========    ==========    ==========     =========





                                                    Select*Life VARIABLE ACCOUNT
                                              NOTES TO FINANCIAL STATEMENTS, CONTINUED
                                                             (UNAUDITED)



7.   COMBINING STATEMENT OF OPERATIONS AND CHANGES IN POLICYOWNERS' EQUITY:
Operations and changes in Policyowners' equity for the period ended June 30, 1997 were as follows, (in thousands):


                                                FIDELITY'S   FIDELITY'S   FIDELITY'S                              FIDELITY'S
                                                    VIP          VIP          VIP      FIDELITY'S   FIDELITY'S      VIP II
                                                   MONEY        HIGH        EQUITY-        VIP          VIP          ASSET
                                                  MARKET       INCOME       INCOME       GROWTH      OVERSEAS       MANAGER
                                      TOTAL      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                    ---------    ---------    ---------    ---------    ---------    ---------     ---------
Net investment income:
  Reinvested dividend income....      $7,486         $254        $1,063       $1,013         $527         $411       $1,010
  Reinvested capital gains ......     12,187            -           131        5,096        2,357        1,630        2,533
  Mortality and expense risk charge   (1,230)         (33)          (62)        (251)        (329)        (102)        (125)
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
        Net investment income
          and capital gains .....     18,443          221         1,132        5,858        2,555        1,939        3,418
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
Realized and unrealized gains (losses):
  Net realized gains on
     redemptions of fund shares..      1,757            -            87          568          558          239           76
  Increase (decrease) in unrealized
    appreciation on investments .     19,940            -           (86)       3,247        7,638        1,736         (339)
                                   ---------    ---------     ---------    ---------    ---------     --------    ---------
        Net realized and
          unrealized gains (losses)   21,697            -             1        3,815        8,196        1,975         (263)
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
            Net additions
              from operations....     40,140          221         1,133        9,673       10,751        3,914        3,155
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
Policyowner transactions:
  Net premium payments..........      65,668        5,746         2,583        8,162       10,516        3,552        3,071
  Transfers (to) from Fixed Account       (1)      (2,370)         (118)        (201)         (38)         132         (427)
  Policy loans ..................     (1,859)         (97)         (216)        (469)        (600)        (151)        (143)
  Loan collateral interest crediting     124            4             6           30           44           12           15
  Surrenders ....................     (3,925)        (471)         (216)        (565)      (1,072)        (306)        (324)
  Death benefits ................       (420)         (43)          (37)        (138)        (106)         (10)         (46)
  Cost of insurance charges .....    (12,367)        (370)         (589)      (2,028)      (2,783)        (820)      (1,015)
  Death benefit guarantee charges       (221)          (4)          (15)         (56)         (82)         (22)         (29)
  Monthly expense charges .......     (1,947)         (36)          (68)        (285)        (425)        (125)        (133)
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
    Net additions for
      policyowner transactions ..     45,052        2,359         1,330        4,450        5,454        2,262          969
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
        Net additions
          for the period........      85,192        2,580         2,463       14,123       16,205        6,176        4,124

Policyowners' Equity,
   beginning of the year ........    286,273        8,326        14,695       58,207       76,918       22,948       28,743
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
Policyowners' Equity,
   end of the period.............   $371,465      $10,906       $17,158      $72,330      $93,123      $29,124      $32,867
                                    ========      =======       =======      =======      =======      =======      =======






FIDELITY'S
   VIP II                                  PUTNAM       PUTNAM
 INVESTMENT   FIDELITY'S   FIDELITY'S        VT           VT
    GRADE       VIP II       VIP II      DIVERSIFIED  GROWTH AND
    BOND       INDEX 500   CONTRAFUND      INCOME       INCOME
  PORTFOLIO    PORTFOLIO    PORTFOLIO       FUND         FUND
  ---------    ---------    ---------     ---------    ---------

       $194          $95          $94         $100          $973
          -          193          247            -             -
        (13)         (36)         (44)          (6)          (52)
  ---------    ---------    ---------    ---------     ---------

        181          252          297           94           921
  ---------    ---------    ---------    ---------     ---------


          5           32           26            9            71

       (107)       1,638        1,195          (73)        1,112
  ---------    ---------    ---------    ---------     ---------

       (102)       1,670        1,221          (64)        1,183
  ---------    ---------    ---------    ---------     ---------

         79        1,922        1,518           30         2,104
  ---------    ---------    ---------    ---------     ---------

        454        3,548        5,563          372         4,652
       (160)       1,629          246          (95)          641
        (11)         (15)         (11)           -           (26)
          -            2            1            -             1
        (34)         (80)        (108)         (14)         (147)
         (1)          (1)          (2)          (2)          (10)
       (112)        (467)        (772)         (60)         (667)
         (3)          (3)           -            -            (2)
        (14)         (88)        (145)         (10)         (109)
  ---------    ---------    ---------    ---------     ---------

        119        4,525        4,772          191         4,333
  ---------    ---------    ---------    ---------     ---------

        198        6,447        6,290          221         6,437


      3,221        7,583       10,173        1,395        11,547
  ---------    ---------    ---------    ---------     ---------

     $3,419      $14,030      $16,463       $1,616       $17,984
  =========      =======      =======       ======       =======



                                   PUTNAM                         PUTNAM          PUTNAM
                                     VT            PUTNAM           VT              VT         NORTHSTAR'S    NORTHSTAR'S
                                UTILITIES GROWTH     VT        ASIA PACIFIC        NEW          INCOME AND    MULTI-SECTOR
                                     AND INCOME    VOYAGER        GROWTH       OPPORTUNITIES     GROWTH          BOND
                                    FUND            FUND           FUND            FUND           FUND           FUND
                                 -----------     -----------    -----------     -----------    -----------     -----------
Net investment income:
  Reinvested dividend income.......     $145          $1,540            $39               $-           $13             $15
  Reinvested capital gains .........       -               -              -               -              -               -
  Mortality and expense risk charge       (6)           (122)            (7)            (39)            (2)             (1)
                                   ---------       ---------      ---------       ---------      ---------       ---------
    Net investment income
       (loss) and capital gains ....     139           1,418             32             (39)            11              14
                                   ---------       ---------      ---------       ---------      ---------       ---------

Realized and unrealized gains (losses):
  Net realized gains on
     redemptions of fund shares ....      17              57              4               5              2               1
  (Decrease) increase in unrealized
    appreciation on investments ....     (44)          2,400            103           1,472             50              (2)
                                   ---------       ---------      ---------       ---------      ---------       ---------
    Net realized and
        unrealized (losses) gains ..     (27)          2,457            107           1,477             52              (1)
                                   ---------       ---------      ---------       ---------      ---------       ---------
        Net additions
            from operations........      112           3,875            139           1,438             63              13
                                   ---------       ---------      ---------       ---------      ---------       ---------
Policyowner transactions:
  Net premium payments .............     337          10,117            658          5,923             306            108
  Transfers from (to) Fixed Account        3             490             43            206              14              4
  Policy loans .....................      (8)            (83)            (3)            (8)            (10)            (8)
  Loan collateral interest crediting       -               8              -              1               -              -
  Surrenders .......................     (16)           (441)           (12)           (96)            (13)           (10)
  Death benefits ...................      (1)            (16)            (1)            (4)             (1)            (1)
  Cost of insurance charges ........     (74)         (1,651)           (97)          (807)            (38)           (17)
  Death benefit guarantee charges ..       -              (5)             -              -               -              -
  Monthly expense charges ..........     (12)           (313)           (17)          (158)             (7)            (2)
                                   ---------       ---------      ---------       ---------      ---------       ---------
    Net additions for
      policyowner transactions .....     229           8,106            571           5,057            251              74
                                   ---------       ---------      ---------       ---------      ---------       ---------
        Net additions
            for the period .........     341          11,981            710           6,495            314              87

Policyowners' Equity,
   beginning of the year............   1,547          28,364          1,608          10,113            590             295
                                   ---------       ---------      ---------       ---------      ---------       ---------
Policyowners' Equity,
   end of the period ...............  $1,888         $40,345         $2,318         $16,608           $904            $382
                                      ======         =======         ======         =======           ====            ====



RELIASTAR'S Select*Life VARIABLE ACCOUNT
20 WASHINGTON AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55401
(612) 372-5507


38778j
(Select*Life)